Summary of Significant Accounting Policies (Details Textual) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Segments	Jun. 30, 2013	Dec. 31, 2013 Segments	Dec. 31, 2012	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 Option [Member]	Dec. 31, 2013 Option [Member]	Dec. 31, 2012 Option [Member]	Jun. 30, 2013 Option [Member]	Jun. 30, 2014 Option [Member] Minimum [Member]	Dec. 31, 2013 Option [Member] Minimum [Member]	Jun. 30, 2014 Option [Member] Maximum [Member]	Dec. 31, 2013 Option [Member] Maximum [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Shares issuable upon exercise of outstanding derivative instruments									2,122,022	2,051,511	1,457,724	1,447,474					6,800,824	8,156,526	7,923,838	2,843,338
Weighted average exercise price of outstanding derivative instruments									$ 2.57	$ 2.63							$ 2.08	$ 2.17		$ 3.13	$ 4.40
Intangible assets, estimated useful life					11 years	11 years	16 years	16 years
Expected dividend yield									0.00%	0.00%
Expected life of stock option									4 years	4 years
Expected volatility rate											160.00%		133.00%	136.00%	165.00%	167.00%
Forfeiture rate									12.00%	12.00%
Risk free interest rate											0.51%		1.05%	0.96%	1.33%	1.17%
Number of active business segments	2		2
Quarterly vesting period of stock options issued to directors upon re-election	1 year		1 year
Period of stock option granted to director and employees	10 years		10 years
Percentage of options, vested immediately	25.00%		25.00%
Percentage of options, vested later till three year	25.00%		25.00%
Period of expiration of option upon termination of employee or director	3 months		3 months
Period of re-measurement of option's price using the Black-Scholes model	3 months		3 months
Deferred income tax expense	$ 0		$ 0
Recorded tax related interest and penalties	0	0	0	0
Liability for uncertain tax positions	$ 0	$ 0	$ 0	$ 0
Description of Stock options issued	Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.		Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.